Pension Liability (Details) - Schedule of unrecognized pension cost in accumulated other comprehensive income/loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of unrecognized pension cost in accumulated other comprehensive income/loss [Abstract]
Net loss, beginning of period	$ 18,698	$ 11,254
Other gain/loss during the period	5,895	1,634
Effect of settlement	(5,212)	5,810
Amortization of pension related net loss
Net loss, end of period	19,381	18,698
Prior service cost, beginning of period
Amortization of prior service cost
Prior service cost end of period
Total unrecognized pension cost, end of period	$ 19,381	$ 18,698